Money Market Fund | Asset Management Fund - Mutual Funds
Money Market Fund
Investment Objective
The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.
Fees and Expenses:

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Money Market Fund		Money Market Fund Asset Management Fund - Mutual Funds Class I, Money Market Fund
Advisory Fee	[1][2]	0.15%
12b-1 Fees	[1]	0.15%
Other Expenses	[3]	0.21%
Total Fund Operating Expenses	[2]	0.51%
[1]	For the fiscal year ended October 31, 2010, the Adviser voluntarily waived a portion of its advisory fee so that the "Advisory Fee" for the Money Market Fund during this period was 0.05% of average daily net assets. For the fiscal year ended October 31, 2010, the Distributor voluntarily waived 0.10% of its 12b-1 Fee so that the "12b-1 Fees" for the Money Market Fund were 0.05% of average daily net assets.
[2]	For the term of the advisory agreement which is subject to annual renewal as of March 1 of each year, the Adviser has contractually agreed to reduce its advisory fee with respect to the Fund to the extent that the daily ratio of operating expenses to average daily net assets of the Fund exceeds 0.75%.
[3]	Includes indirect expenses of investment company securities.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Money Market Fund Asset Management Fund - Mutual Funds Class I, Money Market Fund	52	164	285	640

Principal Investment Strategies

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions (“Financial Institutions”) under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund invests in high quality fixed and variable rate short-term money market instruments (including assets subject to repurchase agreements) that are denominated in U.S. dollars and have minimal credit risk. The Fund is managed to keep its share price stable at approximately  $1.00 although there is no guarantee that it will be successful in doing so.

Permissible investments include obligations issued or guaranteed by the U.S. Government or issued or guaranteed by an agency or instrumentality of the U.S. Government, mortgage-related securities, eligible bankers’ acceptances with maturities of ninety days or less issued by Federal Deposit Insurance Corporation (“FDIC”) insured institutions, certificates of deposit and other time deposits of FDIC insured depository institutions and other securities that are eligible for purchase by a money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), provided that such securities are otherwise permissible investments for Financial Institutions without statutory limitation. Although some of these obligations may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share; provided, however, that the Fund will not (i) purchase any instrument with a remaining maturity of greater than 397 calendar days; (ii) maintain a dollar-weighted average portfolio maturity that exceeds 60 calendar days; or (iii) maintain a dollar-weighted average portfolio maturity that exceeds 120 calendar days without reference to the exceptions or maturity shorting provisions of Rule 2a-7.

The Fund primarily invests in securities that have received the highest short-term ratings from at least two Nationally Recognized Statistical Rating Organizations (“NRSRO”) (or that received the highest rating from the single NRSRO assigning a rating) — “First Tier” securities. Immediately after the acquisition of a second tier security, no more than 3% of the value of the Fund’s total assets may be invested in securities rated lower than “First Tier.’’

Principal Risks

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk. A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Management Risk. The Fund is subject to management risk. The Adviser (as defined below) will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Fund Performance History
The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.
Annual Returns for Years Ended December 31 Ticker Symbol: ASLXX

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.34% (quarter ended 03/31/01) and the lowest return for a calendar quarter was 0.01% (quarter ended 12/31/09).
Average Annual Total Returns (years ended December 31, 2010)
Average Annual Total Returns - Money Market Fund	Label	1 Year	5 Years	10 Years
Money Market Fund Asset Management Fund - Mutual Funds Class I, Money Market Fund	Money Market Fund	0.09%	2.39%	2.22%

The Money Market Fund’s 7-day effective yield ended on December 31, 2010 was 0.10%. Total return and yield reflect voluntary waivers of certain fees and expenses by the Adviser and Distributor. There is no assurance such waivers will continue. To obtain the Fund’s current 7-day yield information, please call us toll-free at 1-800-527-3713.

Ultra Short Mortgage Fund | Asset Management Fund - Mutual Funds
Ultra Short Mortgage Fund
Investment Objective
The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.
Fees and Expenses:

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - Ultra Short Mortgage Fund		Ultra Short Mortgage Fund Asset Management Fund - Mutual Funds
Advisory Fee	[1]	0.45%
12b-1 Fees	[1]	0.25%
Other Expenses	[2]	0.17%
Total Fund Operating Expenses	[1]	0.87%
[1]	For the fiscal year ended October 31, 2010, the Adviser and the Distributor voluntarily waived 0.20% and 0.10% of their fees, respectively, so that the "Advisory Fee," "12b- 1 Fees" and "Total Fund Operating Expenses" for the Fund were 0.25%, 0.15% and 0.57%, respectively. The Adviser and Distributor expect to continue these waivers throughout fiscal year 2011, but are not obligated to do so.
[2]	Includes indirect expenses of investment company securities.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Ultra Short Mortgage Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Ultra Short Mortgage Fund Asset Management Fund - Mutual Funds	89	278	482	1,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategies

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund, under normal market conditions, invests primarily in mortgage-related investments issued by U.S. Government agencies. The Fund may also invest in securities permitted as temporary defensive strategies, when the Adviser deems it prudent to do so.

Under normal market and interest rate conditions, the Fund seeks to maintain a duration less than or similar to that of a 1-Year U.S. Treasury Note, but not to exceed that of a 2-Year U.S. Treasury Note. The Adviser expects that a portfolio of these types of securities will generally provide higher current yields than money market securities or alternative investments of comparable quality and market rate volatility. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held.

In addition to mortgage-related investments, the Fund may invest in U.S. Government or agency securities, certificates of deposit and other time deposits of FDIC insured depository institutions, repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks, and eligible bankers’ acceptances with maturities of ninety days or less issued by FDIC insured institutions. Although some of the securities the Fund invests in may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the qualified thrift lender (“QTL”) test under the current Office of Thrift Supervision (“OTS”) Regulations. Pending any revisions of the current OTS Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

Principal Risks

It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Extension Risk. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk. A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk. Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk. The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk. The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

Prepayment Risk. During periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities.

Valuation Risk. Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Fund Performance History
The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.
Annual Returns for Years Ended December 31 Ticker Symbol: ASARX

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.44% (quarter ended 09/30/09) and the lowest return for a calendar quarter was -9.09% (quarter ended 12/31/08).
Average Annual Total Returns.
The following table compares the Fund’s average annual returns for the periods ended December 31, 2009, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Average Annual Total Returns - Ultra Short Mortgage Fund Asset Management Fund - Mutual Funds	Label	1 Year		5 Years		10 Years
Ultra Short Mortgage Fund Before taxes	Ultra Short Mortgage Fund (before taxes)	5.04%		(0.97%)		0.94%
Ultra Short Mortgage Fund After taxes on distributions	Ultra Short Mortgage Fund (after taxes on distributions)	3.89%	[1]	(2.46%)	[1]	(0.42%)	[1]
Ultra Short Mortgage Fund After taxes on distributions and redemptions	Ultra Short Mortgage Fund (after taxes on distributions and redemptions)	3.26%	[1]	(1.64%)	[1]	0.03%	[1]
Barclays Capital 6 Month T-Bill Bellwethers	Barclays Capital 6 Month T-Bill Bellwethers	0.24%	[2]	2.70%	[2]	2.59%	[2]
[1]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[2]	The Barclays Capital 6 Month T-Bill Bellwethers Index is an unmanaged index that measures the performance of six-month U.S. Treasury Bills. The Index reflects no deduction for fees, expenses or taxes.

Ultra Short Fund | Asset Management Fund - Mutual Funds
Ultra Short Fund
Investment Objective
The Fund seeks to achieve current income with a very low degree of share-price fluctuation.
Fees and Expenses:

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - Ultra Short Fund		Ultra Short Fund Asset Management Fund - Mutual Funds
Advisory Fee	[1]	0.45%
12b-1 Fees	[1]	0.25%
Other Expenses	[2]	0.23%
Total Fund Operating Expenses	[1]	0.93%
[1]	For the fiscal year ended October 31, 2010, the Adviser and the Distributor voluntarily waived 0.20% and 0.10% of their fees, respectively, so that the "Advisory Fee," "12b- 1 Fees" and "Total Fund Operating Expenses" were 0.25%, 0.15% and 0.63%, respectively. The Adviser and Distributor expect to continue these waivers throughout fiscal year 2011, but are not obligated to do so.
[2]	Includes indirect expenses of investment company securities.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Ultra Short Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Ultra Short Fund Asset Management Fund - Mutual Funds	95	296	515	1,143

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies

The Fund limits its investments and investment techniques so as to qualify for investment by national banks and federal savings associations subject to applicable statutory limits under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund invests primarily in fixed and variable rate mortgage-related investments, debt securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, asset-backed investments, investment grade corporate debt securities and money market and other debt instruments. The Fund may also invest in securities permitted as temporary defensive strategies, when the Adviser deems it prudent to do so. Although some of these securities may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury. The Fund intends to invest to a significant degree in mortgage-related securities. The Fund may, but is not required to, use financial contracts for risk management purposes as part of its investment strategies. Some financial contracts are commonly referred to as derivatives. These investments will be used for bona fide hedging purposes, as is consistent with their permissible use in the portfolio of a national bank or federally chartered thrift.

Under normal market and interest rate conditions, the Fund seeks to maintain a duration less than or similar to that of a 1-Year U.S. Treasury Note, but not to exceed that of a 2-Year U.S. Treasury Note. The Fund has no restriction on the minimum or maximum maturity of any particular investment held.

Other investments and investment techniques the Fund may use include short-term fixed and variable rate debt instruments such as commercial paper rated in one of the two highest rating categories by an NRSRO, long-term fixed and variable rate debt instruments rated investment grade or better by an NRSRO, inflation-indexed bonds issued both by governments and corporations, structured notes, certificates of deposit and other time deposits of FDIC insured depository institutions, eligible bankers’ acceptances with maturities of ninety days or less issued by FDIC insured institutions, repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks, municipal bonds, reverse repurchase agreements, mortgage dollar rolls, when-issued securities and covered short sales.

Principal Risks

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Extension Risk. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Hedging Risk. The Ultra Short Fund may use financial contracts in a manner consistent with their permissible use in the portfolio of a national bank or federally chartered thrift. Some financial contracts are commonly referred to as derivatives. Financial contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of the financial contract may not correlate perfectly with the underlying asset, rate or index. Hedging also involves the risk that the Adviser is incorrect in its expectation of what an appropriate hedging position would be. Also the Fund may not hedge when it would have been beneficial to do so.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk. A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk. Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk. The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk. The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

Prepayment Risk. During periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities.

Valuation Risk. Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Fund Performance History
The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.
Annual Returns for the Years Ended December 31 Ticker Symbol: AULTX

During the period shown in the bar chart, the highest return for a calendar quarter was 2.04% (quarter ended 09/30/09) and the lowest return for a calendar quarter was (14.98)% (quarter ended 09/30/08).
Average Annual Total Returns.
The following table compares the Fund’s average annual returns for the periods ended December 31, 2010, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Average Annual Total Returns - Ultra Short Fund Asset Management Fund - Mutual Funds	Label	1 Year		5 Years		Since Inception		Inception Date
Ultra Short Fund Before taxes	Ultra Short Fund (before taxes)	(0.87%)		(7.04%)		(3.00%)	[1]	Nov 14, 2001
Ultra Short Fund After taxes on distributions	Ultra Short Fund (after taxes on distributions)	(2.53%)	[2]	(8.84%)	[2]	(4.46%)	[2],[1]	Nov 14, 2001
Ultra Short Fund After taxes on distributions and redemptions	Ultra Short Fund (after taxes on distributions and redemptions)	(0.54%)	[2]	(6.66%)	[2]	(3.16%)	[2],[1]	Nov 14, 2001
Barclays Capital 6 Month T-Bill Bellwethers	Barclays Capital 6 Month T-Bill Bellwethers	0.24%	[3]	2.70%	[3]	2.52%	[3],[1]
[1]	The Fund commenced operations on November 14, 2001.
[2]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[3]	The Barclays Capital 6 Month T-Bill Bellwethers Index is an unmanaged index that measures the performance of six-month U.S. Treasury Bills. The Index reflects no deduction for fees, expenses or taxes.

Short U.S. Government Fund | Asset Management Fund - Mutual Funds
Short U.S. Government Fund
Investment Objective
The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.
Fees and Expenses:

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - Short U.S. Government Fund		Short U.S. Government Fund Asset Management Fund - Mutual Funds
Advisory Fee	[1]	0.25%
12b-1 Fees		0.15%
Other Expenses	[2]	0.23%
Total Fund Operating Expenses		0.63%
[1]	For the term of the advisory agreement which is subject to annual renewal as of March 1 of each year, the Adviser has contractually agreed to reduce its advisory fee with respect to the Fund to the extent that the daily ratio of operating expenses to average daily net assets of the Fund exceeds 0.75%.
[2]	Includes indirect expenses of investment company securities.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Short U.S. Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Short U.S. Government Fund Asset Management Fund - Mutual Funds	64	202	351	786

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund will invest exclusively in investments issued or guaranteed by the U.S. Government or issued or guaranteed by U.S. Government agencies or instrumentalities and repurchase agreements backed by such investments. The Fund may also invest in securities permitted as temporary defensive strategies, when the Adviser deems it prudent to do so. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 1-Year U.S. Treasury Note, and its maximum duration is that of a 3-Year U.S. Treasury Note. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held. The Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

Principal Risks

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Extension Risk. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk. A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk. Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk. The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk. The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

Prepayment Risk. During periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities.

Valuation Risk. Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Fund Performance History
The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.
Annual Returns for Years Ended December 31 Ticker Symbol: ASITX

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.02% (quarter ended 09/30/09) and the lowest return for a calendar quarter was -4.33% (quarter ended 6/30/08).
Average Annual Total Returns.
The following table compares the Fund’s average annual returns for the periods ended December 31, 2010, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Average Annual Total Returns - Short U.S. Government Fund Asset Management Fund - Mutual Funds	Label	1 Year		5 Years		10 Years
Short U.S. Government Fund Before taxes	Short U.S. Government Fund (before taxes)	0.96%		1.76%		2.62%
Short U.S. Government Fund After taxes on distributions	Short U.S. Government Fund (after taxes on distributions)	0.06%	[1]	0.35%	[1]	1.24%	[1]
Short U.S. Government Fund After taxes on distributions and redemptions	Short U.S. Government Fund (after taxes on distributions and redemptions)	0.63%	[1]	0.69%	[1]	1.43%	[1]
Barclays Capital 1-3 Year U.S. Government Bond Index	Barclays Capital 1-3 Year U.S. Government Bond Index	2.40%	[2]	4.19%	[2]	3.95%	[2]
[1]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[2]	The Barclays Capital 1-3 Year U.S. Government Bond Index is an unmanaged index generally representative of government securities with maturities of one to three years. The Index reflects no deduction for fees, expenses or taxes.

Intermediate Mortgage Fund | Asset Management Fund - Mutual Funds
Intermediate Mortgage Fund
Investment Objective
The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.
Fees and Expenses:

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - Intermediate Mortgage Fund		Intermediate Mortgage Fund Asset Management Fund - Mutual Funds
Advisory Fee	[1][2]	0.35%
12b-1 Fees		0.15%
Other Expenses	[3]	0.17%
Total Fund Operating Expenses	[1]	0.67%
[1]	For the fiscal year ended October 31, 2010, the Adviser voluntarily waived 0.10% of its advisory fee, so that the "Advisory Fee" and "Total Fund Operating Expenses" for the Fund were 0.25% and 0.57%, respectively. The Adviser expects to continue this waiver throughout fiscal year 2011, but is not obligated to do so.
[2]	For the term of the advisory agreement which is subject to annual renewal as of March 1 of each year, the Adviser has contractually agreed to reduce its advisory fee with respect to the Fund to the extent that the daily ratio of operating expenses to average daily net assets of the Fund exceeds 0.75%.
[3]	Includes indirect expenses of investment company securities.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Intermediate Mortgage Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Intermediate Mortgage Fund Asset Management Fund - Mutual Funds	68	214	373	835

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.
Principal Investment Strategies

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund invests, under normal market conditions, primarily in mortgage-related investments paying fixed or variable rates of interest. Although some of these securities may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury. The Fund may also invest in securities permitted as temporary defensive strategies, when the Adviser deems it prudent to do so. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 2-Year U.S. Treasury Note, and a maximum duration of a 4-Year U.S. Treasury Note.

In addition to mortgage-related investments, the Fund may invest in U.S. Government or agency securities, certificates of deposit and other time deposits of FDIC insured depository institutions, repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks and eligible bankers’ acceptances with maturities of ninety days or less issued by FDIC insured institutions.

The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the QTL test under the current OTS Regulations. Pending any revisions of the current OTS Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition, the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

Principal Risks

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Extension Risk. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk. A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk. Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk. The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk. The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

Recent instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, has affected and is expected to continue to affect the liquidity and valuation of such securities. As a result, certain segments of the non-agency market have experienced significantly diminished liquidity and valuations and are currently illiquid. In addition, other segments of the non-agency market have experienced diminished liquidity and valuations and may be illiquid.

Prepayment Risk. During periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities.

Valuation Risk. Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Fund Performance History
The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.
Annual Returns for Years Ended December 31 Ticker Symbol: ASCPX

During the period shown in the bar chart, the highest return for a calendar quarter was 3.71% (quarter ended 09/30/01) and the lowest return for a calendar quarter was -12.24% (quarter ended 12/31/08).
Average Annual Total Returns.
The following table compares the Fund’s average annual returns for the periods ended December 31, 2010, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Average Annual Total Returns - Intermediate Mortgage Fund Asset Management Fund - Mutual Funds	Label	1 Year		5 Years		10 Years
Intermediate Mortgage Fund Before taxes	Intermediate Mortgage Fund (before taxes)	(4.90%)		(8.58%)		(2.64%)
Intermediate Mortgage Fund After taxes on distributions	Intermediate Mortgage Fund (after taxes on distributions)	(6.83%)	[1]	(10.43%)	[1]	(4.35%)	[1]
Intermediate Mortgage Fund After taxes on distributions and redemptions	Intermediate Mortgage Fund (after taxes on distributions and redemptions)	(3.14%)	[1]	(7.88%)	[1]	(2.95%)	[1]
Barclays Capital 1-5 Year U.S. Government Bond Index	Barclays Capital 1-5 Year U.S. Government Bond Index	3.57%	[2]	4.87%	[2]	4.50%	[2]
[1]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[2]	The Barclays Capital 1-5 Year U.S. Government Bond Index is an unmanaged index generally representative of government securities with maturities of one to five years. The Index reflects no deduction for fees, expenses or taxes.

U.S. Government Mortgage Fund | Asset Management Fund - Mutual Funds
U.S. Government Mortgage Fund
Investment Objective
The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.
Fees and Expenses:

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - U.S. Government Mortgage Fund		U.S. Government Mortgage Fund Asset Management Fund - Mutual Funds
Advisory Fee	[1]	0.25%
12b-1 Fees		0.15%
Other Expenses	[2]	0.20%
Total Fund Operating Expenses		0.60%
[1]	For the term of the advisory agreement which is subject to annual renewal as of March 1 of each year, the Adviser has contractually agreed to reduce its advisory fee with respect to the Fund to the extent that the daily ratio of operating expenses to average daily net assets of the Fund exceeds 0.75%.
[2]	Includes indirect expenses of investment company securities.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - U.S. Government Mortgage Fund (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Mortgage Fund Asset Management Fund - Mutual Funds	61	192	335	750

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio
Principal Investment Strategies

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund will invest exclusively in mortgage-related investments issued or guaranteed by the U.S. Government or issued or guaranteed by U.S. Government agencies or instrumentalities and repurchase agreements backed by such investments. The Fund may also invest in securities permitted as temporary defensive strategies, when the Adviser deems it prudent to do so. Although some of the securities the Fund invests in may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund has no restriction as to the minimum or maximum maturity of any particular instrument held. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 2-Year U.S. Treasury Note, and a maximum duration of a 6-Year U.S. Treasury Note.

The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the QTL test under the current OTS Regulations. Pending any revisions of the current OTS Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

Principal Risks

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Extension Risk. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk. A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk. Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk. The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk. The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

Prepayment Risk. During periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities.

Valuation Risk. Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Fund Performance History
The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.
Annual Returns for Years Ended December 31 Ticker Symbol: ASMTX

During the period shown in the bar chart, the highest return for a calendar quarter was 4.29% (quarter ended 09/30/01) and the lowest return for a calendar quarter was -4.77% (quarter ended 9/30/08).
Average Annual Total Returns.
The following table compares the Fund’s average annual returns for the periods ended December 31, 2010, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Average Annual Total Returns - U.S. Government Mortgage Fund Asset Management Fund - Mutual Funds	Label	1 Year		5 Years		10 Years
U.S. Government Mortgage Fund Before taxes	U.S. Government Mortgage Fund (before taxes)	2.82%		1.40%		2.84%
U.S. Government Mortgage Fund After taxes on distributions	U.S. Government Mortgage Fund (after taxes on distributions)	1.66%	[1]	(0.21%)	[1]	1.14%	[1]
U.S. Government Mortgage Fund After taxes on distributions and redemptions	U.S. Government Mortgage Fund (after taxes on distributions and redemptions)	1.83%	[1]	0.27%	[1]	1.42%	[1]
Barclays Capital U.S. MBS Fixed Rate Index	Barclays Capital U.S. MBS Fixed Rate Index	5.51%	[2]	6.36%	[2]	5.91%	[2]
[1]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[2]	The Barclays Capital U.S. MBS Fixed Rate Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Index reflects no deduction for fees, expenses or taxes.

Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund
Large Cap Equity Fund
Investment Objectives
The Fund’s primary investment objective is to achieve capital appreciation. The objective of income is secondary.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Large Cap Equity Fund Large Cap Equity Fund Asset Management Fund - Large Cap Equity Fund		Class AMF - Large Cap Equity Fund		Class H, Large Cap Equity Fund
Operating Expenses		Class AMF		Class H
Advisory Fee		0.65%		0.65%
12b-1 Fees		0.25%	[1]	none
Other Expenses	[2]	0.25%		0.25%
Total Fund Operating Expenses		1.15%		0.90%
[1]	For the fiscal year ended October 31, 2010, the Distributor voluntarily waived 0.06% of its fees for Class AMF Shares so that the "12b-1 Fees" were 0.19%. With such waiver, the "Total Fund Operating Expenses" were 1.09% for Class AMF Shares. The Distributor expects to waive 0.10% through December 31, 2011 but is not contractually obligated to do so.
[2]	Includes indirect expenses of investment company securities.

Example
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Large Cap Equity Fund Large Cap Equity Fund Asset Management Fund - Large Cap Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class AMF - Large Cap Equity Fund	Class AMF	117	365	633	1,398
Class H, Large Cap Equity Fund	Class H	92	287	498	1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in equity securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of the Adviser (as defined below). Specifically, the Adviser looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the Adviser considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. In attempting to determine reasonable price levels for a company’s securities, the Adviser utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company’s price-to-earnings ratio.

The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies. The Fund considers large capitalization companies to be those with market capitalizations in excess of  $8 billion. The Fund may invest up to 20% of its assets in equity securities of smaller companies. The equity securities in which the Fund may invest also include common stocks that do not pay dividends, preferred stocks and corporate debt securities convertible into common stock.

Under normal market conditions, it is the Fund’s policy to invest at least 80% of its net assets (measured at the time of such investment) in the equity securities of large-capitalization companies and, to the extent reasonably practicable, at least 80% of its assets in common stock. However, if the Adviser deems it beneficial for defensive purposes during adverse market, economic or other conditions, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and U.S. Government Securities. In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks of the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund’s investment objectives.

Principal Risks

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Company Risk The market values of corporate securities vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company’s stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund’s long-term performance.

Management Risk The Fund is subject to management risk due to the active nature of its management. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objectives.

Market Risk The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including market-wide risks, industry-specific risk (i.e., labor shortages and/or stoppages, greater costs of production and/or competitive forces or conditions) or idiosyncratic risk. Equity securities generally have greater price volatility than fixed income securities.

Style Risk The Fund emphasizes dividend-paying common stocks of larger capitalization U.S. companies that meet the quality criteria of the Adviser. If larger capitalization stocks held by the Fund fall out of favor, the Fund’s returns could trail returns of the overall stock market or other funds. The Fund may at times hold securities of companies in the same or related market sectors, such as consumer staples, and its performance may suffer if those sectors underperform the overall stock market.

Fund Performance History

The bar chart shows how the performance of Class AMF shares of the Fund has varied over time. The bar chart depicts the change in performance of Class AMF shares of the Fund from year-to-year during the periods indicated. On February 20, 2009, the John Hancock Large Cap Select Fund was reorganized into the Large Cap Equity Fund. Class H shares commenced operations as of the date of the reorganization. Class AMF shares and Class H shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the returns of the Class AMF shares would be lower than the returns of the Class H shares, due to differing expenses between the share classes.

On January 8, 2007, Asset Management Fund Large Cap Equity Institutional Fund, Inc. (the “Predecessor Fund”) was reorganized into the Large Cap Equity Fund. The Fund had no operations prior to the reorganization. The Predecessor Fund was a diversified open-end management investment company incorporated under the laws of the State of New York. Financial and performance information included in this Prospectus for the period prior to January 8, 2007, is that of the Predecessor Fund.

The Class AMF shares of the Fund and the Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The chart and table assume reinvestment of dividends and distributions.

Annual Returns for the Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 13.74% (quarter ended 06/30/09) and the lowest return for a quarter was -18.59% (quarter ended 12/31/08).
Average Annual Total Returns.
The following table compares the Fund’s average annual total returns of Class AMF and Class H shares of the Fund for the periods ended December 31, 2010, to a broad-based securities market index (which unlike the Fund has no fees or expenses).
Average Annual Total Returns - Large Cap Equity Fund Asset Management Fund - Large Cap Equity Fund	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
Large Cap Equity Fund Class AMF - Large Cap Equity Fund Before taxes	Large Cap Equity Fund, Class AMF (before taxes)	9.62%	[1]	2.19%	[1]	0.76%	[1]			Jan 8, 2007
Large Cap Equity Fund Class AMF - Large Cap Equity Fund After taxes on distributions	Large Cap Equity Fund, Class AMF (after taxes on distributions)	9.42%	[2],[1]	1.24%	[2],[1]	(0.12%)	[2],[1]			Jan 8, 2007
Large Cap Equity Fund Class AMF - Large Cap Equity Fund After taxes on distributions and redemptions	Large Cap Equity Fund, Class AMF (after taxes on distributions and redemptions)	6.50%	[2],[1]	1.74%	[2],[1]	0.43%	[2],[1]			Jan 8, 2007
Large Cap Equity Fund Class H, Large Cap Equity Fund Before taxes	Large Cap Equity Fund, Class H (before taxes)	9.68%	[1]					26.04%	[1]	Feb 20, 2009
Large Cap Equity Fund Class H, Large Cap Equity Fund After taxes on distributions	Large Cap Equity Fund, Class H (after taxes on distributions)	9.45%	[2],[1]					25.73%	[2],[1]	Feb 20, 2009
Large Cap Equity Fund Class H, Large Cap Equity Fund After taxes on distributions and redemptions	Large Cap Equity Fund, Class H (after taxes on distributions and redemptions)	6.58%	[2],[1]					22.40%	[2],[1]	Feb 20, 2009
S&P 500 Index	S&P 500 Index	15.06%	[1]	2.29%	[1]	1.41%	[1]	32.12%	[1]
[1]	The performance shown above in the bar chart is based on the performance of Class AMF shares of the Fund since its inception on January 8, 2007 and the Predecessor Fund for periods before January 8, 2007. Class H shares commenced operations on February 20, 2009.
[2]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	ASSET MANAGEMENT FUND	[1]
Central Index Key	dei_EntityCentralIndexKey	0000705318
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Money Market Fund | Asset Management Fund - Mutual Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.
Fees and Expenses:	asarx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	asarx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions (“Financial Institutions”) under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund invests in high quality fixed and variable rate short-term money market instruments (including assets subject to repurchase agreements) that are denominated in U.S. dollars and have minimal credit risk. The Fund is managed to keep its share price stable at approximately  $1.00 although there is no guarantee that it will be successful in doing so.

Permissible investments include obligations issued or guaranteed by the U.S. Government or issued or guaranteed by an agency or instrumentality of the U.S. Government, mortgage-related securities, eligible bankers’ acceptances with maturities of ninety days or less issued by Federal Deposit Insurance Corporation (“FDIC”) insured institutions, certificates of deposit and other time deposits of FDIC insured depository institutions and other securities that are eligible for purchase by a money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), provided that such securities are otherwise permissible investments for Financial Institutions without statutory limitation. Although some of these obligations may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share; provided, however, that the Fund will not (i) purchase any instrument with a remaining maturity of greater than 397 calendar days; (ii) maintain a dollar-weighted average portfolio maturity that exceeds 60 calendar days; or (iii) maintain a dollar-weighted average portfolio maturity that exceeds 120 calendar days without reference to the exceptions or maturity shorting provisions of Rule 2a-7.

The Fund primarily invests in securities that have received the highest short-term ratings from at least two Nationally Recognized Statistical Rating Organizations (“NRSRO”) (or that received the highest rating from the single NRSRO assigning a rating) — “First Tier” securities. Immediately after the acquisition of a second tier security, no more than 3% of the value of the Fund’s total assets may be invested in securities rated lower than “First Tier.’’

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund primarily invests in securities that have received the highest short-term ratings from at least two Nationally Recognized Statistical Rating Organizations (“NRSRO”) (or that received the highest rating from the single NRSRO assigning a rating) — “First Tier” securities. Immediately after the acquisition of a second tier security, no more than 3% of the value of the Fund’s total assets may be invested in securities rated lower than “First Tier.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk. A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Management Risk. The Fund is subject to management risk. The Adviser (as defined below) will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
Fund Performance History	asarx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for Years Ended December 31 Ticker Symbol: ASLXX
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 1.34% (quarter ended 03/31/01) and the lowest return for a calendar quarter was 0.01% (quarter ended 12/31/09).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (years ended December 31, 2010)
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.10%
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-527-3713
Money Market Fund | Asset Management Fund - Mutual Funds | Class I, Money Market Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.15%	[2],[3]
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total Fund Operating Expenses	rr_ExpensesOverAssets	0.51%	[3]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	640
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.73%
2002	rr_AnnualReturn2002	1.42%
2003	rr_AnnualReturn2003	0.94%
2004	rr_AnnualReturn2004	1.19%
2005	rr_AnnualReturn2005	3.05%
2006	rr_AnnualReturn2006	4.96%
2007	rr_AnnualReturn2007	5.12%
2008	rr_AnnualReturn2008	1.79%
2009	rr_AnnualReturn2009	0.08%
2010	rr_AnnualReturn2010	0.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Money Market Fund
1 Year	rr_AverageAnnualReturnYear01	0.09%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	2.22%
Ultra Short Mortgage Fund | Asset Management Fund - Mutual Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ultra Short Mortgage Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.
Fees and Expenses:	asarx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[5]
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[4]
Total Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
Portfolio Turnover	asarx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund, under normal market conditions, invests primarily in mortgage-related investments issued by U.S. Government agencies. The Fund may also invest in securities permitted as temporary defensive strategies, when the Adviser deems it prudent to do so.

Under normal market and interest rate conditions, the Fund seeks to maintain a duration less than or similar to that of a 1-Year U.S. Treasury Note, but not to exceed that of a 2-Year U.S. Treasury Note. The Adviser expects that a portfolio of these types of securities will generally provide higher current yields than money market securities or alternative investments of comparable quality and market rate volatility. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held.

In addition to mortgage-related investments, the Fund may invest in U.S. Government or agency securities, certificates of deposit and other time deposits of FDIC insured depository institutions, repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks, and eligible bankers’ acceptances with maturities of ninety days or less issued by FDIC insured institutions. Although some of the securities the Fund invests in may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the qualified thrift lender (“QTL”) test under the current Office of Thrift Supervision (“OTS”) Regulations. Pending any revisions of the current OTS Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the qualified thrift lender (“QTL”) test under the current Office of Thrift Supervision (“OTS”) Regulations. Pending any revisions of the current OTS Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Extension Risk. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk. A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk. Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk. The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk. The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

Prepayment Risk. During periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities.

Valuation Risk. Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Fund Performance History	asarx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for Years Ended December 31 Ticker Symbol: ASARX
2001	rr_AnnualReturn2001	5.95%
2002	rr_AnnualReturn2002	3.22%
2003	rr_AnnualReturn2003	1.49%
2004	rr_AnnualReturn2004	1.67%
2005	rr_AnnualReturn2005	2.16%
2006	rr_AnnualReturn2006	4.58%
2007	rr_AnnualReturn2007	4.88%
2008	rr_AnnualReturn2008	(20.62%)
2009	rr_AnnualReturn2009	4.17%
2010	rr_AnnualReturn2010	5.04%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 4.44% (quarter ended 09/30/09) and the lowest return for a calendar quarter was -9.09% (quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.44%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2000
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.09%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual returns for the periods ended December 31, 2009, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Index reflects no deduction for fees, expenses or taxes.
Ultra Short Mortgage Fund | Asset Management Fund - Mutual Funds | Before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ultra Short Mortgage Fund (before taxes)
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	(0.97%)
10 Years	rr_AverageAnnualReturnYear10	0.94%
Ultra Short Mortgage Fund | Asset Management Fund - Mutual Funds | After taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ultra Short Mortgage Fund (after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	3.89%	[6]
5 Years	rr_AverageAnnualReturnYear05	(2.46%)	[6]
10 Years	rr_AverageAnnualReturnYear10	(0.42%)	[6]
Ultra Short Mortgage Fund | Asset Management Fund - Mutual Funds | After taxes on distributions and redemptions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ultra Short Mortgage Fund (after taxes on distributions and redemptions)
1 Year	rr_AverageAnnualReturnYear01	3.26%	[6]
5 Years	rr_AverageAnnualReturnYear05	(1.64%)	[6]
10 Years	rr_AverageAnnualReturnYear10	0.03%	[6]
Ultra Short Fund | Asset Management Fund - Mutual Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ultra Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve current income with a very low degree of share-price fluctuation.
Fees and Expenses:	asarx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[7]
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[7]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[4]
Total Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
Portfolio Turnover	asarx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund limits its investments and investment techniques so as to qualify for investment by national banks and federal savings associations subject to applicable statutory limits under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund invests primarily in fixed and variable rate mortgage-related investments, debt securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, asset-backed investments, investment grade corporate debt securities and money market and other debt instruments. The Fund may also invest in securities permitted as temporary defensive strategies, when the Adviser deems it prudent to do so. Although some of these securities may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury. The Fund intends to invest to a significant degree in mortgage-related securities. The Fund may, but is not required to, use financial contracts for risk management purposes as part of its investment strategies. Some financial contracts are commonly referred to as derivatives. These investments will be used for bona fide hedging purposes, as is consistent with their permissible use in the portfolio of a national bank or federally chartered thrift.

Under normal market and interest rate conditions, the Fund seeks to maintain a duration less than or similar to that of a 1-Year U.S. Treasury Note, but not to exceed that of a 2-Year U.S. Treasury Note. The Fund has no restriction on the minimum or maximum maturity of any particular investment held.

Other investments and investment techniques the Fund may use include short-term fixed and variable rate debt instruments such as commercial paper rated in one of the two highest rating categories by an NRSRO, long-term fixed and variable rate debt instruments rated investment grade or better by an NRSRO, inflation-indexed bonds issued both by governments and corporations, structured notes, certificates of deposit and other time deposits of FDIC insured depository institutions, eligible bankers’ acceptances with maturities of ninety days or less issued by FDIC insured institutions, repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks, municipal bonds, reverse repurchase agreements, mortgage dollar rolls, when-issued securities and covered short sales.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Extension Risk. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Hedging Risk. The Ultra Short Fund may use financial contracts in a manner consistent with their permissible use in the portfolio of a national bank or federally chartered thrift. Some financial contracts are commonly referred to as derivatives. Financial contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of the financial contract may not correlate perfectly with the underlying asset, rate or index. Hedging also involves the risk that the Adviser is incorrect in its expectation of what an appropriate hedging position would be. Also the Fund may not hedge when it would have been beneficial to do so.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk. A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk. Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk. The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk. The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

Prepayment Risk. During periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities.

Valuation Risk. Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Fund Performance History	asarx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the Years Ended December 31 Ticker Symbol: AULTX
2002	rr_AnnualReturn2002	2.50%
2003	rr_AnnualReturn2003	1.71%
2004	rr_AnnualReturn2004	1.72%
2005	rr_AnnualReturn2005	2.45%
2006	rr_AnnualReturn2006	4.99%
2007	rr_AnnualReturn2007	4.60%
2008	rr_AnnualReturn2008	(32.57%)
2009	rr_AnnualReturn2009	(5.42%)
2010	rr_AnnualReturn2010	(0.87%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 2.04% (quarter ended 09/30/09) and the lowest return for a calendar quarter was (14.98)% (quarter ended 09/30/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarter return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.04%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarter return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.98%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual returns for the periods ended December 31, 2010, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
Ultra Short Fund | Asset Management Fund - Mutual Funds | Before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ultra Short Fund (before taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.87%)
5 Years	rr_AverageAnnualReturnYear05	(7.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.00%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 14, 2001
Ultra Short Fund | Asset Management Fund - Mutual Funds | After taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ultra Short Fund (after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	(2.53%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(8.84%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.46%)	[1],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 14, 2001
Ultra Short Fund | Asset Management Fund - Mutual Funds | After taxes on distributions and redemptions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ultra Short Fund (after taxes on distributions and redemptions)
1 Year	rr_AverageAnnualReturnYear01	(0.54%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(6.66%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.16%)	[1],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 14, 2001
Short U.S. Government Fund | Asset Management Fund - Mutual Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short U.S. Government Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.
Fees and Expenses:	asarx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[3]
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[4]
Total Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Portfolio Turnover	asarx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund will invest exclusively in investments issued or guaranteed by the U.S. Government or issued or guaranteed by U.S. Government agencies or instrumentalities and repurchase agreements backed by such investments. The Fund may also invest in securities permitted as temporary defensive strategies, when the Adviser deems it prudent to do so. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 1-Year U.S. Treasury Note, and its maximum duration is that of a 3-Year U.S. Treasury Note. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held. The Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest exclusively in investments issued or guaranteed by the U.S. Government or issued or guaranteed by U.S. Government agencies or instrumentalities and repurchase agreements backed by such investments. The Fund may also invest in securities permitted as temporary defensive strategies, when the Adviser deems it prudent to do so. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 1-Year U.S. Treasury Note, and its maximum duration is that of a 3-Year U.S. Treasury Note. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held. The Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Extension Risk. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk. A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk. Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk. The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk. The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

Prepayment Risk. During periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities.

Valuation Risk. Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Fund Performance History	asarx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart depicts the change in performance from year to year during the period indicated.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for Years Ended December 31 Ticker Symbol: ASITX
2001	rr_AnnualReturn2001	7.35%
2002	rr_AnnualReturn2002	4.63%
2003	rr_AnnualReturn2003	1.87%
2004	rr_AnnualReturn2004	1.46%
2005	rr_AnnualReturn2005	2.27%
2006	rr_AnnualReturn2006	4.33%
2007	rr_AnnualReturn2007	5.74%
2008	rr_AnnualReturn2008	(5.52%)
2009	rr_AnnualReturn2009	3.69%
2010	rr_AnnualReturn2010	0.96%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 3.02% (quarter ended 09/30/09) and the lowest return for a calendar quarter was -4.33% (quarter ended 6/30/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarter return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.02%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarter return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.33%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual returns for the periods ended December 31, 2010, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Short U.S. Government Fund | Asset Management Fund - Mutual Funds | Before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Short U.S. Government Fund (before taxes)
1 Year	rr_AverageAnnualReturnYear01	0.96%
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	2.62%
Short U.S. Government Fund | Asset Management Fund - Mutual Funds | After taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Short U.S. Government Fund (after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	0.06%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.35%	[6]
10 Years	rr_AverageAnnualReturnYear10	1.24%	[6]
Short U.S. Government Fund | Asset Management Fund - Mutual Funds | After taxes on distributions and redemptions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Short U.S. Government Fund (after taxes on distributions and redemptions)
1 Year	rr_AverageAnnualReturnYear01	0.63%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.69%	[6]
10 Years	rr_AverageAnnualReturnYear10	1.43%	[6]
Intermediate Mortgage Fund | Asset Management Fund - Mutual Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Intermediate Mortgage Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.
Fees and Expenses:	asarx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Advisory Fee	rr_ManagementFeesOverAssets	0.35%	[3],[8]
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[4]
Total Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
Portfolio Turnover	asarx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund invests, under normal market conditions, primarily in mortgage-related investments paying fixed or variable rates of interest. Although some of these securities may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury. The Fund may also invest in securities permitted as temporary defensive strategies, when the Adviser deems it prudent to do so. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 2-Year U.S. Treasury Note, and a maximum duration of a 4-Year U.S. Treasury Note.

In addition to mortgage-related investments, the Fund may invest in U.S. Government or agency securities, certificates of deposit and other time deposits of FDIC insured depository institutions, repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks and eligible bankers’ acceptances with maturities of ninety days or less issued by FDIC insured institutions.

The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the QTL test under the current OTS Regulations. Pending any revisions of the current OTS Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition, the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the QTL test under the current OTS Regulations. Pending any revisions of the current OTS Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition, the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Extension Risk. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk. A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk. Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk. The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk. The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

Recent instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, has affected and is expected to continue to affect the liquidity and valuation of such securities. As a result, certain segments of the non-agency market have experienced significantly diminished liquidity and valuations and are currently illiquid. In addition, other segments of the non-agency market have experienced diminished liquidity and valuations and may be illiquid.

Prepayment Risk. During periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities.

Valuation Risk. Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Fund Performance History	asarx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for Years Ended December 31 Ticker Symbol: ASCPX
2001	rr_AnnualReturn2001	7.27%
2002	rr_AnnualReturn2002	5.63%
2003	rr_AnnualReturn2003	1.55%
2004	rr_AnnualReturn2004	2.16%
2005	rr_AnnualReturn2005	2.00%
2006	rr_AnnualReturn2006	4.66%
2007	rr_AnnualReturn2007	3.55%
2008	rr_AnnualReturn2008	(31.94%)
2009	rr_AnnualReturn2009	(8.79%)
2010	rr_AnnualReturn2010	(4.90%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 3.71% (quarter ended 09/30/01) and the lowest return for a calendar quarter was -12.24% (quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.24%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual returns for the periods ended December 31, 2010, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Index reflects no deduction for fees, expenses or taxes.
Intermediate Mortgage Fund | Asset Management Fund - Mutual Funds | Before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Intermediate Mortgage Fund (before taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.90%)
5 Years	rr_AverageAnnualReturnYear05	(8.58%)
10 Years	rr_AverageAnnualReturnYear10	(2.64%)
Intermediate Mortgage Fund | Asset Management Fund - Mutual Funds | After taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Intermediate Mortgage Fund (after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	(6.83%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(10.43%)	[6]
10 Years	rr_AverageAnnualReturnYear10	(4.35%)	[6]
Intermediate Mortgage Fund | Asset Management Fund - Mutual Funds | After taxes on distributions and redemptions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Intermediate Mortgage Fund (after taxes on distributions and redemptions)
1 Year	rr_AverageAnnualReturnYear01	(3.14%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(7.88%)	[6]
10 Years	rr_AverageAnnualReturnYear10	(2.95%)	[6]
U.S. Government Mortgage Fund | Asset Management Fund - Mutual Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Government Mortgage Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.
Fees and Expenses:	asarx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[3]
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[4]
Total Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
Portfolio Turnover	asarx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund will invest exclusively in mortgage-related investments issued or guaranteed by the U.S. Government or issued or guaranteed by U.S. Government agencies or instrumentalities and repurchase agreements backed by such investments. The Fund may also invest in securities permitted as temporary defensive strategies, when the Adviser deems it prudent to do so. Although some of the securities the Fund invests in may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund has no restriction as to the minimum or maximum maturity of any particular instrument held. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 2-Year U.S. Treasury Note, and a maximum duration of a 6-Year U.S. Treasury Note.

The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the QTL test under the current OTS Regulations. Pending any revisions of the current OTS Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the QTL test under the current OTS Regulations. Pending any revisions of the current OTS Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Extension Risk. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk. A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk. Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk. The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk. The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

Prepayment Risk. During periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities.

Valuation Risk. Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Fund Performance History	asarx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for Years Ended December 31 Ticker Symbol: ASMTX
2001	rr_AnnualReturn2001	6.74%
2002	rr_AnnualReturn2002	7.13%
2003	rr_AnnualReturn2003	2.29%
2004	rr_AnnualReturn2004	3.70%
2005	rr_AnnualReturn2005	1.74%
2006	rr_AnnualReturn2006	4.52%
2007	rr_AnnualReturn2007	6.45%
2008	rr_AnnualReturn2008	(6.92%)
2009	rr_AnnualReturn2009	0.69%
2010	rr_AnnualReturn2010	2.82%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 4.29% (quarter ended 09/30/01) and the lowest return for a calendar quarter was -4.77% (quarter ended 9/30/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarter return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.29%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarter return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual returns for the periods ended December 31, 2010, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
U.S. Government Mortgage Fund | Asset Management Fund - Mutual Funds | Before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	U.S. Government Mortgage Fund (before taxes)
1 Year	rr_AverageAnnualReturnYear01	2.82%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	2.84%
U.S. Government Mortgage Fund | Asset Management Fund - Mutual Funds | After taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	U.S. Government Mortgage Fund (after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	1.66%	[6]
5 Years	rr_AverageAnnualReturnYear05	(0.21%)	[6]
10 Years	rr_AverageAnnualReturnYear10	1.14%	[6]
U.S. Government Mortgage Fund | Asset Management Fund - Mutual Funds | After taxes on distributions and redemptions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	U.S. Government Mortgage Fund (after taxes on distributions and redemptions)
1 Year	rr_AverageAnnualReturnYear01	1.83%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.27%	[6]
10 Years	rr_AverageAnnualReturnYear10	1.42%	[6]
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to achieve capital appreciation. The objective of income is secondary.
Fees and Expenses:	asarx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	asarx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of the Adviser (as defined below). Specifically, the Adviser looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the Adviser considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. In attempting to determine reasonable price levels for a company’s securities, the Adviser utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company’s price-to-earnings ratio.

The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies. The Fund considers large capitalization companies to be those with market capitalizations in excess of  $8 billion. The Fund may invest up to 20% of its assets in equity securities of smaller companies. The equity securities in which the Fund may invest also include common stocks that do not pay dividends, preferred stocks and corporate debt securities convertible into common stock.

Under normal market conditions, it is the Fund’s policy to invest at least 80% of its net assets (measured at the time of such investment) in the equity securities of large-capitalization companies and, to the extent reasonably practicable, at least 80% of its assets in common stock. However, if the Adviser deems it beneficial for defensive purposes during adverse market, economic or other conditions, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and U.S. Government Securities. In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks of the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund’s investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies. The Fund considers large capitalization companies to be those with market capitalizations in excess of  $8 billion. The Fund may invest up to 20% of its assets in equity securities of smaller companies. The equity securities in which the Fund may invest also include common stocks that do not pay dividends, preferred stocks and corporate debt securities convertible into common stock.

Under normal market conditions, it is the Fund’s policy to invest at least 80% of its net assets (measured at the time of such investment) in the equity securities of large-capitalization companies and, to the extent reasonably practicable, at least 80% of its assets in common stock. However, if the Adviser deems it beneficial for defensive purposes during adverse market, economic or other conditions, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and U.S. Government Securities. In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks of the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund’s investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Company Risk The market values of corporate securities vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company’s stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund’s long-term performance.

Management Risk The Fund is subject to management risk due to the active nature of its management. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objectives.

Market Risk The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including market-wide risks, industry-specific risk (i.e., labor shortages and/or stoppages, greater costs of production and/or competitive forces or conditions) or idiosyncratic risk. Equity securities generally have greater price volatility than fixed income securities.

Style Risk The Fund emphasizes dividend-paying common stocks of larger capitalization U.S. companies that meet the quality criteria of the Adviser. If larger capitalization stocks held by the Fund fall out of favor, the Fund’s returns could trail returns of the overall stock market or other funds. The Fund may at times hold securities of companies in the same or related market sectors, such as consumer staples, and its performance may suffer if those sectors underperform the overall stock market.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Fund Performance History	asarx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of Class AMF shares of the Fund has varied over time. The bar chart depicts the change in performance of Class AMF shares of the Fund from year-to-year during the periods indicated. On February 20, 2009, the John Hancock Large Cap Select Fund was reorganized into the Large Cap Equity Fund. Class H shares commenced operations as of the date of the reorganization. Class AMF shares and Class H shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the returns of the Class AMF shares would be lower than the returns of the Class H shares, due to differing expenses between the share classes.

On January 8, 2007, Asset Management Fund Large Cap Equity Institutional Fund, Inc. (the “Predecessor Fund”) was reorganized into the Large Cap Equity Fund. The Fund had no operations prior to the reorganization. The Predecessor Fund was a diversified open-end management investment company incorporated under the laws of the State of New York. Financial and performance information included in this Prospectus for the period prior to January 8, 2007, is that of the Predecessor Fund.

The Class AMF shares of the Fund and the Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The chart and table assume reinvestment of dividends and distributions.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of Class AMF shares of the Fund has varied over time. The bar chart depicts the change in performance of Class AMF shares of the Fund from year-to-year during the periods indicated.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Class AMF shares of the Fund and the Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 13.74% (quarter ended 06/30/09) and the lowest return for a quarter was -18.59% (quarter ended 12/31/08).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual total returns of Class AMF and Class H shares of the Fund for the periods ended December 31, 2010, to a broad-based securities market index (which unlike the Fund has no fees or expenses).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | Class AMF - Large Cap Equity Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class AMF
Advisory Fee	rr_ManagementFeesOverAssets	0.65%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[9]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[4]
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class AMF
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(3.90%)
2002	rr_AnnualReturn2002	(16.19%)
2003	rr_AnnualReturn2003	17.48%
2004	rr_AnnualReturn2004	5.16%
2005	rr_AnnualReturn2005	(2.70%)
2006	rr_AnnualReturn2006	13.83%
2007	rr_AnnualReturn2007	2.48%
2008	rr_AnnualReturn2008	(28.57%)
2009	rr_AnnualReturn2009	21.98%
2010	rr_AnnualReturn2010	9.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.74%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.59%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | Before taxes | Class AMF - Large Cap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Large Cap Equity Fund, Class AMF (before taxes)
1 Year	rr_AverageAnnualReturnYear01	9.62%	[10]
5 Years	rr_AverageAnnualReturnYear05	2.19%	[10]
10 Years	rr_AverageAnnualReturnYear10	0.76%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2007
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | After taxes on distributions | Class AMF - Large Cap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Large Cap Equity Fund, Class AMF (after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	9.42%	[10],[11]
5 Years	rr_AverageAnnualReturnYear05	1.24%	[10],[11]
10 Years	rr_AverageAnnualReturnYear10	(0.12%)	[10],[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2007
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | After taxes on distributions and redemptions | Class AMF - Large Cap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Large Cap Equity Fund, Class AMF (after taxes on distributions and redemptions)
1 Year	rr_AverageAnnualReturnYear01	6.50%	[10],[11]
5 Years	rr_AverageAnnualReturnYear05	1.74%	[10],[11]
10 Years	rr_AverageAnnualReturnYear10	0.43%	[10],[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2007
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | Class H, Large Cap Equity Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class H
Advisory Fee	rr_ManagementFeesOverAssets	0.65%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[4]
Total Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class H
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | Before taxes | Class H, Large Cap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Large Cap Equity Fund, Class H (before taxes)
1 Year	rr_AverageAnnualReturnYear01	9.68%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	26.04%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2009
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | After taxes on distributions | Class H, Large Cap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Large Cap Equity Fund, Class H (after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	9.45%	[10],[11]
Since Inception	rr_AverageAnnualReturnSinceInception	25.73%	[10],[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2009
Large Cap Equity Fund | Asset Management Fund - Large Cap Equity Fund | After taxes on distributions and redemptions | Class H, Large Cap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Large Cap Equity Fund, Class H (after taxes on distributions and redemptions)
1 Year	rr_AverageAnnualReturnYear01	6.58%	[10],[11]
Since Inception	rr_AverageAnnualReturnSinceInception	22.40%	[10],[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2009
Barclays Capital 6 Month T-Bill Bellwethers | Asset Management Fund - Mutual Funds
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 6 Month T-Bill Bellwethers
1 Year	rr_AverageAnnualReturnYear01	0.24%	[12]
5 Years	rr_AverageAnnualReturnYear05	2.70%	[12]
10 Years	rr_AverageAnnualReturnYear10	2.59%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%	[1],[12]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Index reflects no deduction for fees, expenses or taxes.
Barclays Capital 1-3 Year U.S. Government Bond Index | Asset Management Fund - Mutual Funds
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 1-3 Year U.S. Government Bond Index
1 Year	rr_AverageAnnualReturnYear01	2.40%	[13]
5 Years	rr_AverageAnnualReturnYear05	4.19%	[13]
10 Years	rr_AverageAnnualReturnYear10	3.95%	[13]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Index reflects no deduction for fees, expenses or taxes.
Barclays Capital 1-5 Year U.S. Government Bond Index | Asset Management Fund - Mutual Funds
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 1-5 Year U.S. Government Bond Index
1 Year	rr_AverageAnnualReturnYear01	3.57%	[14]
5 Years	rr_AverageAnnualReturnYear05	4.87%	[14]
10 Years	rr_AverageAnnualReturnYear10	4.50%	[14]
Barclays Capital U.S. MBS Fixed Rate Index | Asset Management Fund - Mutual Funds
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. MBS Fixed Rate Index
1 Year	rr_AverageAnnualReturnYear01	5.51%	[15]
5 Years	rr_AverageAnnualReturnYear05	6.36%	[15]
10 Years	rr_AverageAnnualReturnYear10	5.91%	[15]
S&P 500 Index | Asset Management Fund - Large Cap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%	[10]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[10]
10 Years	rr_AverageAnnualReturnYear10	1.41%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	32.12%	[10]

[1]	The Fund commenced operations on November 14, 2001.
[2]	For the fiscal year ended October 31, 2010, the Adviser voluntarily waived a portion of its advisory fee so that the "Advisory Fee" for the Money Market Fund during this period was 0.05% of average daily net assets. For the fiscal year ended October 31, 2010, the Distributor voluntarily waived 0.10% of its 12b-1 Fee so that the "12b-1 Fees" for the Money Market Fund were 0.05% of average daily net assets.
[3]	For the term of the advisory agreement which is subject to annual renewal as of March 1 of each year, the Adviser has contractually agreed to reduce its advisory fee with respect to the Fund to the extent that the daily ratio of operating expenses to average daily net assets of the Fund exceeds 0.75%.
[4]	Includes indirect expenses of investment company securities.
[5]	For the fiscal year ended October 31, 2010, the Adviser and the Distributor voluntarily waived 0.20% and 0.10% of their fees, respectively, so that the "Advisory Fee," "12b- 1 Fees" and "Total Fund Operating Expenses" for the Fund were 0.25%, 0.15% and 0.57%, respectively. The Adviser and Distributor expect to continue these waivers throughout fiscal year 2011, but are not obligated to do so.
[6]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[7]	For the fiscal year ended October 31, 2010, the Adviser and the Distributor voluntarily waived 0.20% and 0.10% of their fees, respectively, so that the "Advisory Fee," "12b- 1 Fees" and "Total Fund Operating Expenses" were 0.25%, 0.15% and 0.63%, respectively. The Adviser and Distributor expect to continue these waivers throughout fiscal year 2011, but are not obligated to do so.
[8]	For the fiscal year ended October 31, 2010, the Adviser voluntarily waived 0.10% of its advisory fee, so that the "Advisory Fee" and "Total Fund Operating Expenses" for the Fund were 0.25% and 0.57%, respectively. The Adviser expects to continue this waiver throughout fiscal year 2011, but is not obligated to do so.
[9]	For the fiscal year ended October 31, 2010, the Distributor voluntarily waived 0.06% of its fees for Class AMF Shares so that the "12b-1 Fees" were 0.19%. With such waiver, the "Total Fund Operating Expenses" were 1.09% for Class AMF Shares. The Distributor expects to waive 0.10% through December 31, 2011 but is not contractually obligated to do so.
[10]	The performance shown above in the bar chart is based on the performance of Class AMF shares of the Fund since its inception on January 8, 2007 and the Predecessor Fund for periods before January 8, 2007. Class H shares commenced operations on February 20, 2009.
[11]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[12]	The Barclays Capital 6 Month T-Bill Bellwethers Index is an unmanaged index that measures the performance of six-month U.S. Treasury Bills. The Index reflects no deduction for fees, expenses or taxes.
[13]	The Barclays Capital 1-3 Year U.S. Government Bond Index is an unmanaged index generally representative of government securities with maturities of one to three years. The Index reflects no deduction for fees, expenses or taxes.
[14]	The Barclays Capital 1-5 Year U.S. Government Bond Index is an unmanaged index generally representative of government securities with maturities of one to five years. The Index reflects no deduction for fees, expenses or taxes.
[15]	The Barclays Capital U.S. MBS Fixed Rate Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Index reflects no deduction for fees, expenses or taxes.